Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	21.00%	24.00%
Corporate bonds	15.00%	16.00%
Government fixed interest bonds	22.00%	23.00%
Government index-linked bonds	35.00%	37.00%
Property	11.00%	10.00%
Derivatives	1.00%
Cash	8.00%	6.00%
Repurchase agreements	(26.00%)	(26.00%)
Other	12.00%	9.00%
Total	100.00%	100.00%
UK equities	£ 128	£ 159
Overseas equities	2,675	2,732
Corporate bonds	1,777	1,847
Government fixed interest bonds	2,710	2,636
Government index-linked bonds	4,543	4,248
Property	1,332	1,143
Derivatives	94	65
Cash	984	662
Repurchase agreements	(3,263)	(2,981)
Other	1,575	1,021
Total	£ 12,555	£ 11,532
Quoted Prices in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	14.00%	16.00%
Corporate bonds	11.00%	13.00%
Government fixed interest bonds	22.00%	23.00%
Government index-linked bonds	35.00%	37.00%
Property	0.00%
Derivatives	0.00%
Cash	0.00%
Repurchase agreements	0.00%
Other	0.00%
Total	83.00%	90.00%
UK equities	£ 128	£ 159
Overseas equities	1,742	1,854
Corporate bonds	1,333	1,536
Government fixed interest bonds	2,710	2,636
Government index-linked bonds	4,543	4,248
Property	0
Derivatives	0
Cash	0
Repurchase agreements	0
Other	0
Total	£ 10,456	£ 10,433
Prices Not Quoted in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
UK equities	0.00%
Overseas equities	7.00%	8.00%
Corporate bonds	4.00%	3.00%
Government fixed interest bonds	0.00%
Government index-linked bonds	0.00%
Property	11.00%	10.00%
Derivatives	1.00%
Cash	8.00%	6.00%
Repurchase agreements	(26.00%)	(26.00%)
Other	12.00%	9.00%
Total	17.00%	10.00%
UK equities	£ 0
Overseas equities	933	£ 878
Corporate bonds	444	311
Government fixed interest bonds	0
Government index-linked bonds	0
Property	1,332	1,143
Derivatives	94	65
Cash	984	662
Repurchase agreements	(3,263)	(2,981)
Other	1,575	1,021
Total	£ 2,099	£ 1,099